UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22018
Nuveen Multi-Currency Short-Term Government Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Multi-Currency Short-Term Government Income Fund (JGT)
March 31, 2010

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Asset-Backed Securities – 4.3%
	Auto – 2.6%
$188	Americredit Auto Receivables Trust, Series 2009-A1	0.8375%	7/15/10	A-1+	$187,558
850	Bank of America Auto Trust, Series 2009- 2A, 144A	0.3961%	9/15/10	A-1+	850,183
3,120	Bank of America Auto Trust, Series 2010-1A	0.2624%	2/15/11	A-1+	3,119,594
100	Capital Auto Receivables Asset Trust, Series 2006-2, Class A3B	0.2900%	5/15/11	AAA	99,487
1,166	Honda Auto Receivables Owner Trust, Series 2009-A2	2.2200%	8/15/11	AAA	1,171,831
803	Hyundai Auto Receivables Trust 2009A	0.3568%	9/15/10	A-1+	803,153
4,534	Nissan Auto Lease Trust 2009-A7	2.0100%	4/15/11	AAA	4,550,566
5,002	Volkswagen Auto Loan Enhanced Trust, Series 2010-1	0.2605%	2/21/11	A-1+	5,002,101
3,270	World Omni Auto Receivables Trust, Series 2010A	0.2326%	2/15/11	A-1+	3,269,756

19,033	Total Auto				19,054,229

	Other – 1.7%
7,000	Chase Issuance Trust Series 2009-A7	0.6800%	9/17/12	AAA	7,010,978
1,423	NelNet Student Loan Trust 2008-4 Class A1	0.7789%	4/27/15	AAA	1,425,179
1,645	SLM Student Loan Trust 2007-7 Class A1	0.3889%	10/25/12	AAA	1,645,603
1,212	SLM Student Loan Trust 2008-6 Class A1	0.6489%	10/27/14	AAA	1,213,803
869	SLM Student Loan Trust, Series 2008-1, Class A1	0.4989%	7/25/13	AAA	869,985

12,149	Total Other				12,165,548

$31,182	Total Asset-Backed Securities (cost $31,216,334)				31,219,777

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Sovereign Debt – 32.1%
	Brazil – 17.0%
60,000 BRL	Letra De Tesouro Nacional	0.000%	7/01/10	BBB+	$33,005,272
74,334 BRL	Letra De Tesouro Nacional	0.000%	10/01/10	N/R	39,813,948
47,500 BRL	Letra De Tesouro Nacional	0.000%	1/01/11	BBB+	24,778,712
50,500 BRL	Letra De Tesouro Nacional	0.000%	7/01/11	N/R	24,851,370

232,334 BRL	Total Brazil				122,449,302

	Canada – 2.6%
19,000 CAD	Inter-American Development Bank	3.400%	7/21/10	AAA	18,838,014

	Germany – 1.9%
10,000 EUR	IKB Deutsche Industriebank AG	2.250%	4/29/11	AAA	13,705,861

	Hungary – 3.2%
4,500,000 HUF	Republic of Hungary, Treasury Bill	6.750%	4/12/10	BBB-	22,910,853

	Poland – 2.6%
30,000 PLN	Republic of Poland	0.000%	1/25/12	A	9,711,279
30,000 PLN	Republic of Poland	0.000%	7/25/12	A	9,460,260

60,000 PLN	Total Poland				19,171,539

	South Korea – 2.0%
16,050,000 KRW	Korea Monetary Stabilty Bond	4.180%	12/02/11	A2	14,389,124

	Spain – 2.8%
20,000 CAD	Instituto de Credito Oficial	4.450%	4/20/11	Aaa	20,295,105

	Total Sovereign Debt (cost $223,995,235)				231,759,798

Principal
Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments 68.1%
	Sovereign Debt – 19.0%
	Germany – 1.1%
8,000	KFW Bankegruppe	4.625%	1/20/11	AAA	$8,242,624

	Greece – 4.5%
24,000 EUR	Hellenic Republic	0.000%	7/16/10	A2	32,059,040

	Indonesia – 2.9%
45,000,000 IDR	Indonesia Sertifikat Bank, (WI/DD), (3)	0.000%	6/10/10	BB+	4,885,735
66,000,000 IDR	Indonesia Sertifikat Bank (WI/DD)	0.000%	9/08/10	BB+	7,075,835
10,000,000 IDR	Republic of Indonesia Treasury Bill	0.000%	4/15/10	BB+	1,096,281
50,000,000 IDR	Republic of Indonesia Treasury Bill	0.000%	5/13/10	BB+	5,454,798
20,000,000 IDR	Republic of Indonesia Treasury Bill, (3)	0.000%	1/13/11	BB+	2,092,642

191,000,000 IDR	Total Indonesia				20,605,291

	Israel – 5.2%
120,000 ILS	Israel State T-Bill	0.000%	1/05/11	AA-	31,967,422
21,663 ILS	Israel State T-Bill	0.000%	3/02/11	A1	5,747,792

141,663 ILS	Total Israel				37,715,214

	Turkey – 5.3%
25,000 TRY	Republic of Turkey, Government Bond	0.000%	4/14/10	BB	16,432,219
10,000 TRY	Republic of Turkey, Government Bond	0.000%	6/23/10	Ba3	6,486,707
24,000 TRY	Republic of Turkey, Treasury Bill	0.000%	8/18/10	BB+	15,397,002

59,000 TRY	Total Turkey				38,315,928

	Total Sovereign Debt				136,938,097

	U.S. Government and Agency Obligations – 46.9%
$15,000	Federal Farm Credit Bank Discount Notes	0.000%	11/03/10	AAA	14,973,900
12,000	Federal Home Loan Bank Bonds	0.000%	1/18/11	AAA	12,018,576
25,000	Federal Home Loan Banks, Discount Notes	0.000%	4/01/10	AAA	25,000,000
11,000	Federal Home Loan Banks, Discount Notes	0.000%	4/05/10	AAA	10,999,866
9,000	Federal Home Loan Banks, Discount Notes	0.000%	4/07/10	AAA	8,999,835
16,000	Federal Home Loan Banks, Discount Notes	0.000%	4/14/10	AAA	15,999,393
16,000	Federal Home Loan Banks, Discount Notes	0.000%	4/30/10	AAA	15,997,744
20,000	Federal Home Loan Banks, Discount Notes	0.000%	5/10/10	AAA	19,997,833
14,500	Federal Home Loan Banks, Discount Notes	0.000%	5/12/10	AAA	14,497,028
8,000	Federal Home Loan Banks, Discount Notes	0.000%	5/21/10	AAA	7,998,333
20,000	Federal Home Loan Banks, Discount Notes	0.000%	6/02/10	AAA	19,996,900
22,000	Federal Home Loan Banks, Discount Notes	0.000%	6/11/10	AAA	21,996,084
10,000	Federal Home Loan Banks, Discount Notes	0.000%	6/15/10	AAA	9,998,120
7,047	Federal Home Loan Banks, Discount Notes	0.000%	6/30/10	AAA	7,045,414
6,000	Federal Home Loan Banks, Discount Notes	0.000%	7/02/10	AAA	5,997,546
5,000	Federal Home Loan Banks, Discount Notes	0.000%	8/18/10	AAA	4,996,140
5,000	Federal Home Loan Banks, Discount Notes	0.000%	9/10/10	AAA	4,994,825
3,000	Federal Home Loan Banks, Discount Notes	0.000%	9/15/10	AAA	2,996,799
21,000	Federal Home Loan Banks, Discount Notes	0.000%	10/07/10	AAA	20,970,243
4,000	Federal Home Loan Banks, Discount Notes	0.000%	10/12/10	AAA	3,994,180
9,800	Federal Home Loan Banks, Discount Notes	0.000%	2/08/11	AAA	9,763,358
6,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	4/01/10	AAA	6,000,000
5,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	4/15/10	AAA	4,999,475
6,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	6/07/10	AAA	5,998,998
9,000	Federal Home Loan Mortgage Corporation, Notes, (4)	0.000%	7/13/10	AAA	8,995,878
8,000	Federal National Mortgage Association	0.000%	6/14/10	AAA	7,998,520
8,000	Federal National Mortgage Association	0.000%	7/12/10	AAA	7,996,376
3,800	Federal National Mortgage Association	0.000%	3/01/11	AAA	3,783,428
8,000	Freddie Mac Reference Notes	0.000%	7/12/10	AAA	8,087,432
11,000	Freddie Mac Reference Notes, (4)	0.000%	9/20/10	AAA	10,987,911
7,000	U.S. Treasury Notes, (4)	4.250%	10/15/10	AAA	7,152,852
6,000	U.S. Treasury Notes, (4)	1.500%	10/31/10	AAA	6,043,596

337,147	Total U.S. Government and Agency Obligations				337,276,583

	Repurchase Agreements – 2.2%
$16,014	Repurchase Agreement with State Street Bank, dated 3/31/10, repurchase price $16,014,387, collateralized by $16,355,000 U.S. Treasury Bills, 0.000%, due 9/16/10, value $16,338,645	0.000%	4/01/10	N/A	16,014,387

	Total Short-Term Investments (cost $492,641,128)				490,229,067

	Total Investments (cost $747,852,697) – 104.5%				753,208,642

	Other Assets Less Liabilities – (4.5)%				(32,425,956)

	Net Assets – 100%				$720,782,686

Investments in Derivatives
Forward Foreign Currency Exchange Contracts outstanding at March 31, 2010:

					Unrealized
Currency					Appreciation
Contracts to	Amount	In Exchange	Amount	Settlement	(Depreciation)
Deliver	(Local Currency)	For Currency	(Local Currency)	Date	(U.S. Dollars)

Austalian Dollar	50,000,000	U.S. Dollar	45,725,000	4/01/10	$(157,504)
Brazilian Real	82,328,500	U.S. Dollar	44,885,236	4/05/10	(1,409,644)
Brazilian Real	82,328,500	U.S. Dollar	45,596,201	5/04/10	(422,269)
Canadian Dollar	900,000	U.S. Dollar	738,007	4/20/10	(148,119)
Canadian Dollar	19,633,017	U.S. Dollar	15,310,783	7/21/10	(4,013,115)
Canadian Dollar	445,000	U.S. Dollar	366,746	10/20/10	(70,754)
Canadian Dollar	20,225,107	U.S. Dollar	16,677,750	4/20/11	(3,124,153)
Canadian Dollar	674,893	U.S. Dollar	555,427	4/20/11	(105,344)
Euro	10,205,124	U.S. Dollar	13,626,729	5/28/10	(157,375)
Euro	24,000,000	U.S. Dollar	34,845,120	7/16/10	2,428,512
Hong Kong Dollar	385,250,000	U.S. Dollar	49,930,661	5/06/10	301,219
Hungarian Forint	7,234,240,000	U.S. Dollar	36,722,030	4/06/10	(100,749)
Hungarian Forint	4,700,000,000	U.S. Dollar	23,067,258	4/12/10	(837,619)
Japanese Yen	13,377,000,000	U.S. Dollar	144,650,620	4/09/10	1,562,727
New Zealand Dollar	53,000,000	U.S. Dollar	37,492,200	4/06/10	(156,343)
Polish Zloty	26,752,500	U.S. Dollar	9,049,165	4/30/10	(296,621)
Polish Zloty	27,517,500	U.S. Dollar	9,282,811	4/30/10	(330,223)
South Korean Won	16,510,553,906	U.S. Dollar	14,244,288	6/11/10	(311,234)
U.S. Dollar	44,396,500	Australian Dollar	50,000,000	4/01/10	1,486,004
U.S. Dollar	45,865,460	Brazilian Real	82,328,500	4/05/10	429,420
U.S. Dollar	4,915,182	Indonesian Rupiah	44,565,952,185	4/05/10	(17,555)
U.S. Dollar	2,098,420	Indonesian Rupiah	19,026,371,072	4/05/10	(7,495)
U.S. Dollar	37,000,000	Hungarian Forint	7,234,240,000	4/06/10	(177,221)
U.S. Dollar	7,079,343	Indonesian Rupiah	64,386,621,758	4/06/10	(4,810)
U.S. Dollar	36,641,550	New Zealand Dollar	53,000,000	4/06/10	1,006,993
U.S. Dollar	150,845,737	Japanese Yen	13,377,000,000	4/09/10	(7,757,845)
U.S. Dollar	76,304,197	Mexican Peso	965,477,004	4/16/10	1,708,053
U.S. Dollar	37,204,644	New Zealand Dollar	52,840,000	4/16/10	305,199
U.S. Dollar	365,318	Canadian Dollar	445,000	4/20/10	72,822
U.S. Dollar	38,608,959	South African Rand	283,138,800	4/23/10	146,121
U.S. Dollar	45,714,476	Mexican Peso	586,873,300	5/04/10	1,621,816
U.S. Dollar	50,000,000	Hong Kong Dollar	385,250,000	5/06/10	(370,558)
U.S. Dollar	36,593,859	Hungarian Forint	7,234,240,000	5/06/10	87,394
U.S. Dollar	37,418,000	New Zealand Dollar	53,000,000	5/06/10	155,283
U.S. Dollar	37,519,573	South African Rand	279,614,615	5/11/10	631,302
U.S. Dollar	40,000,000	Israeli Shekel	149,796,000	5/28/10	511,581
U.S. Dollar	15,000,000	Israeli Shekel	55,474,500	5/28/10	2,802
U.S. Dollar	40,682,149	Norwegian Krone	245,956,136	5/28/10	602,641
U.S. Dollar	57,427,516	Norwegian Krone	346,621,000	5/28/10	754,303
U.S. Dollar	45,420,000	Australian Dollar	50,000,000	6/01/10	178,130
U.S. Dollar	14,263,977	South Korean Won	16,510,553,906	6/11/10	291,544
U.S. Dollar	100,000,000	Yuan Renminbi	679,000,000	7/12/10	(472,242)
U.S. Dollar	50,000,000	Yuan Renminbi	339,400,000	7/13/10	(250,010)
U.S. Dollar	368,064	Canadian Dollar	445,000	4/20/11	67,625

					$(6,347,311)

Fair Value Measurements
In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Asset-Backed Securities	$—	$31,219,777	$—	$31,219,777
Sovereign Debt	—	231,759,798	—	231,759,798
Short-Term Investments	29,210,835	454,039,855	6,978,377	490,229,067
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(6,347,311)	—	(6,347,311)

Total	$29,210,835	$710,672,119	$6,978,377	$746,861,331

* Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Short-Term
Investments

Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(21,328)
Net purchases at cost (sales at proceeds)	6,999,705
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—

Balance at the end of period	$6,978,377

Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$14,351,491	Unrealized depreciation on forward foreign currency exchange contracts	$20,698,802

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2010, the cost of investments was $749,213,087.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$14,624,766
Depreciation	(10,629,211)

Net unrealized appreciation (depreciation) of investments	$3,995,555

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Rating below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

N/A	Not applicable.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

KRW	South Korean Won

PLN	Polish Zloty

TRY	Turkish Lira

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Multi-Currency Short-Term Government Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010